INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the expected income tax (benefit) from continuing operations computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2013 and 2012:

	2013	2012
Income tax (benefit) computed at federal statutory tax rate	(34.00)%	34.00%
State taxes, net of federal	(5.83)	5.83
Permanent differences	0.10	0.10
Change in valuation allowance	39.73	(11.18)
Effective income tax rate	-%	28.75%

Income Tax Expense Benefit Continuing And Discontinuing Operations [Table Text Block]
During 2013 and 2012, the breakdown of the provision for (benefit from) income taxes is as follows:

	2013	2012
Continuing operations	$-	$632,514
Discontinued operations	-	(632,514)
Total income tax expense	$-	$-